Loans Receivable - Summary of Information Relating to Interest Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Interest income that would have been recorded	$ 561	$ 488	$ 858
Interest income recognized	175	111	728
Interest income foregone	$ 386	$ 377	$ 130